Leases (Details 2) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 848
Discount rate	6.90%	7.30%
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 104
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	141
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	117
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	104
Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	382
Ports [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 48
Ports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	4.00%
Ports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	18 years
Discount rate	5.00%
Ports [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 14
Ports [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	14
Ports [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	1
Ports [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	1
Ports [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	18
Ships [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 396
Ships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Ships [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	8 years
Discount rate	4.00%
Ships [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 34
Ships [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	62
Ships [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	61
Ships [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	51
Ships [member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	188
Pellets Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 136
Pellets Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Pellets Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	8 years
Discount rate	6.00%
Pellets Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 34
Pellets Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	27
Pellets Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	24
Pellets Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	24
Pellets Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	27
Properties [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 188
Properties [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	2.00%
Properties [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	14 years
Discount rate	6.00%
Properties [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 11
Properties [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	22
Properties [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	21
Properties [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	20
Properties [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	114
Energy Plants [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 55
Energy Plants [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Energy Plants [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	5 years
Discount rate	5.00%
Energy Plants [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 5
Energy Plants [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	6
Energy Plants [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Energy Plants [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	34
Unallocated items [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 25
Unallocated items [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	1 year
Discount rate	3.00%
Unallocated items [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Average Remaining Term	4 years
Discount rate	6.00%
Unallocated items [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 6
Unallocated items [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	10
Unallocated items [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	5
Unallocated items [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	3
Unallocated items [Member] | Later Than Four Years [Member]
IfrsStatementLineItems [Line Items]
Annual minimum payments	$ 1